Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees With Amount By Expiration Period) (Detail) (JPY ¥)	Mar. 31, 2014		Mar. 31, 2013
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	¥ 82,907,000,000,000		¥ 155,373,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	43,709,000,000,000		107,425,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	28,618,000,000,000		37,805,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	10,580,000,000,000		10,143,000,000,000
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	3,774,000,000,000		3,849,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	2,082,000,000,000		2,101,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	1,116,000,000,000		1,094,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	576,000,000,000		654,000,000,000
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	2,571,000,000,000		2,214,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	1,766,000,000,000		1,509,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	727,000,000,000		627,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	78,000,000,000		78,000,000,000
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	68,811,000,000,000	[1]	144,471,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	33,281,000,000,000	[1]	99,846,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	26,432,000,000,000	[1]	35,784,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	9,098,000,000,000	[1]	8,841,000,000,000	[1]
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	7,751,000,000,000		4,839,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	6,580,000,000,000		3,969,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	343,000,000,000		300,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	¥ 828,000,000,000		¥ 570,000,000,000

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.